10. Convertible Note Payable (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Nov. 02, 2017	Nov. 01, 2017
Proceeds from convertible note payable		$ 95,000	$ 0	$ 267,150	$ 0
Auctus Notes [Member]
Convertible note balance	$ 121,430	$ 121,430
Debt converted, shares issued		6,000,000
Debt converted, amount converted		$ 91,070
Debt converted, interest converted		$ 19,330
Auctus Note [Member]
Debt issuance date		Nov. 01, 2017
Debt face amount	$ 170,000	$ 170,000
Debt stated interest rate	10.00%	10.00%
Proceeds from convertible note payable				153,650
Debt maturity date		Nov. 01, 2018
Amortization of debt discount		$ 170,000
Derivative liability	$ 0	0					$ 176,860
Unamortized discount							$ 170,000
Gain (loss) on change in derivative liability		$ 176,860		(6,860)
Auctus Amendment [Member]
Debt issuance date		Jun. 08, 2018
Debt face amount	212,500	$ 212,500
Loss on extinguishment of debt		$ (42,500)
EMA Note [Member]
Debt issuance date		Nov. 02, 2017
Debt face amount	$ 125,000	$ 125,000
Debt stated interest rate	10.00%	10.00%
Proceeds from convertible note payable				113,500
Debt maturity date		Nov. 02, 2019
Amortization of debt discount		$ 125,000
Derivative liability	$ 0	0				$ 225,711
Unamortized discount						$ 125,000
Gain (loss) on change in derivative liability		$ 225,711		(100,711)
EMA Amendment [Member]
Debt issuance date		Jun. 08, 2018
Debt face amount	156,250	$ 156,250
Gain (loss) on change in derivative liability		(8,081)
Loss on extinguishment of debt		(31,250)
EMA Notes [Member]
Convertible note balance	129,700	$ 129,700
Debt converted, shares issued		1,600,000
Debt converted, amount converted		$ 26,550
Debt converted, interest converted		$ 2,250
July Power Up Note [Member]
Debt issuance date		Jul. 26, 2018
Debt face amount	$ 63,000	$ 63,000
Debt stated interest rate	10.00%	10.00%
Proceeds from convertible note payable		$ 60,000
Debt maturity date		Jul. 26, 2019
August Power Up Note [Member]
Debt issuance date		Aug. 20, 2018
Debt face amount	$ 38,000	$ 38,000
Debt stated interest rate	10.00%	10.00%
Proceeds from convertible note payable		$ 35,000
Debt maturity date		Aug. 20, 2019
Convertible Notes Payable [Member]
Unamortized discount	$ 5,121	$ 5,121		23,303
Convertible note balance	347,010	347,010
Accrued interest	13,902	13,902		$ 4,815
Interest expense	$ 879	$ 24,183